Note 5 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended March 31
	2016	2015
Basic
Net earnings	$294,000	$382,330
Weighted average common shares	6,799,444	6,799,444
Dilutive
Net earnings	$294,000	$382,330
Weighted average common shares and common share equivalents	6,799,444	6,799,444